Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Includes the bonus generated by the partial OCEANE buyback	€ 35,578	€ 0	€ 0